STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2011 and 2010:

	2011	2010
Weighted average of fair value for options granted
AbTech Options	$-	$0.90
ABHD Options	0.27	0.12

Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	81.5%	13.0-15.0%
Risk-free interest rate	1.9%	2.1%
Expected life (in years)	5.0	8.7

Schedule of Nonvested Share Activity [Table Text Block]

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2011 and 2010:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2009	1,426,769	$0.28	-
Granted	3,306,069	0.17	640,000	$0.12
Vested	(990,218)	0.17	-
Forfeited or expired	(1,240,442)	0.27	-
Non-vested at December 31, 2010	2,502,178	0.18	640,000	$0.12
Granted	-		4,734,300	$0.27
Vested	(399,284)	0.10	(320,000)	$0.12
Forfeited or expired	(2,102,894)	0.20	-
Non-vested at December 31, 2011	-	$-	5,054,300	$0.27

Schedule Of Nonvested Warrants Activity [Table Text Block]

A summary of common stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted- average Exercise Price	Number of Warrants	Weighted- average Exercise Price
Outstanding at December 31, 2009	4,422,877	$0.79	-	$-
Granted	750,297	0.79	-	-
Exercised	-	-	-	-
Forfeited or expired	(106,476)	0.70	-	-
Outstanding at December 31, 2010	5,066,698	0.79	-	-
Granted	-	-	4,196,666	.59
Exercised	-	-	-	-
Forfeited or expired	(3,306,069)	0.80	-	-
Outstanding at December 31, 2011	1,760,629	$0.77	4,196,666	$.59

Common Stock For Future Issuance [Table Text Block]

Common shares reserved for future issuance

As of December 31, 2011, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalent):

Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294
31,667,254

Abtech Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The Company’s stock option activity for the years ending December 31, 2011 and 2010 is summarized below (all share amounts for option granted by AbTech have been restated to give effect to the merger exchange ratio and reflect the equivalent number of ABHD shares):

AbTech Options

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	4,152,551	$0.70	4.97
Granted	3,306,069	0.70
Exercised	-	-
Forfeited or expired	(2,129,513)	0.70
Outstanding at December 31, 2010	5,329,107	0.70	6.56
Forfeited or expired	(2,629,949)	0.70
Outstanding at December 31, 2011	2,699,158	$0.70	3.45

Abhd Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

ABHD Options

	Number of ABHD Shares Under Option		Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	-		$-	-
Granted	640,000	(1)	0.55
Outstanding at December 31, 2010	640,000		0.55	4.86
Granted	4,734,300		0.42
Outstanding at December 31, 2011	5,374,300		$0.44	9.58

(1)	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.